Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 14,261	$ 12,074
Interest bearing deposits with banks	136	2,100
Cash and cash equivalents	14,397	14,174
Interest bearing time deposits with banks	847	1,096
Securities available for sale	122,338	111,281
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Investment in unconsolidated subsidiary	4,000	3,796
Total loans	277,500	289,681
Less: Allowance for loan losses	(3,281)	(2,931)
Total loans, net of allowance for loan losses	274,219	286,750
Premises and equipment, net	6,472	6,710
Other real estate owned	428	427
Bank owned life insurance and annuities	14,402	14,069
Equity investment in low income housing project	3,796	393
Core deposit intangible	164	209
Goodwill	2,046	2,046
Accrued interest receivable and other assets	4,034	4,782
Total assets	448,869	447,433
Liabilities:
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	315,433	321,914
Total deposits	386,751	386,665
Securities sold under agreements to repurchase	3,836	3,500
Short-term borrowings	1,600
Other interest bearing liabilites	1,305	1,244
Accrued interest payable and other liabilities	5,080	6,304
Total liabilities	398,572	397,713
Stockholders' Equity:
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares Issued - 4,745,826 shares Outstanding - 4,218,361 shares at December 31, 2012; 4,228,218 shares at December 31, 2011;	4,746	4,746
Surplus	18,346	18,363
Retained earnings	38,824	38,900
Accumulated other comprehensive loss	(1,419)	(2,256)
Cost of common stock in Treasury: 527,465 shares at December 31, 2012; 517,608 shares at December 31, 2011	(10,200)	(10,033)
Total stockholders' equity	50,297	49,720
Total liabilities and stockholders' equity	$ 448,869	$ 447,433